UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska

    68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr. Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 12/31/12

Item 1.  Reports to Stockholders.

Decathlon Conservative Portfolio

Decathlon Moderate Portfolio

Decathlon Aggressive Portfolio

ANNUAL REPORT

December 31, 2012

Distributed by Northern Lights Distributors, LLC

Member FINRA

Shareholders’ Letter

December 31, 2012

The BCM Decathlon Conservative Portfolio, BCM Decathlon Moderate Portfolio and BCM Aggressive Portfolio (each a “portfolio” and together the "Portfolios"), is each a series of Northern Lights Variable Trust, began operations in May of 2012.  The objective of the portfolios is to provide investors with a tactical, global-allocation investment strategy that is designed to target and stay within each investor’s desired level of risk.  Using pattern recognition technology (PRT) and a proprietary quantitative engine, the BCM portfolios seek to select the ten most promising ETFs for each 25 trading day period.

Our Portfolios invest primarily in a select pool of 110 ETFs.  These ETFs are “long only” and avoid ETFs that actively employ leverage, shorting, inverse or other complicating factors.  The PRT determines where to be invested within the ETF pool and determines the asset allocation.  Typically the funds are invested 98% at all times.  As of year-end, the portfolios were invested as follows:

	Percent	Percent in	Percent in	Percent in
	In cash	Bond ETFs	Stock ETFs	Alternatives
Conservative Portfolio	2	49	39.2	9.8
Moderate Portfolio	2	29.4	68.6
Aggressive Portfolio	2	9.8	88.2

The Portfolio's partial year results were:

	Starting	Ending	Percent
	NAV	NAV	gain/loss
Conservative Portfolio	10.00	10.16	1.6%
Moderate Portfolio	10.00	10.33	3.3%
Aggressive Portfolio	10.00	10.46	4.6%

Unfortunately, the portfolios missed much of the model’s performance earlier in the year.  Decathlon is designed to perform in most market environments and we look forward to our first full year of operation.

David M. Haviland                 Thomas J. Cahill

Portfolio Manager

         Portfolio Manager

Review Code:  0415-NLD-2/7/2013

BCM Decathlon Conservative Portfolio
PORTFOLIO REVIEW
December 31, 2012 (Unaudited)

The Fund's performance figures* for the period ended December 31, 2012, as compared to its benchmark:

Since Inception**
BCM Decathlon Conservative Portfolio - Class 2	1.60%
Barclays U.S Aggregate Bond Index***	2.77%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares as well as other charges and expenses of the insurance contract, or separate account.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-888-777-0535.

** Inception date is April 30, 2012.

***  The Barclays U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Holdings By Sector	% of Net Assets
Exchange Traded Funds	97.8%
Short-Term Investments	16.1%
Other, Cash & Cash Equivalents	(13.9)
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

BCM Decathlon Moderate Portfolio
PORTFOLIO REVIEW
December 31, 2012 (Unaudited)

The Fund's performance figures* for the period ended December 31, 2012, as compared to its benchmark:

Since Inception**
BCM Decathlon Moderate Portfolio - Class 2	3.30%
Barclays U.S Aggregate Bond Index***	2.77%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares as well as other charges and expenses of the insurance contract, or separate account.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-888-777-0535.

** Inception date is April 30, 2012.

***  The Barclays U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Holdings By Sector	% of Net Assets
Exchange Traded Funds	90.1%
Short-Term Investments	12.7%
Other, Cash & Cash Equivalents	(2.8)%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

BCM Decathlon Aggressive Portfolio
PORTFOLIO REVIEW
December 31, 2012 (Unaudited)

The Fund's performance figures* for the period ended December 31, 2012, as compared to its benchmark:

Since Inception**
BCM Decathlon Aggressive Portfolio - Class 2	4.60%
Barclays U.S Aggregate Bond Index***	2.77%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares as well as other charges and expenses of the insurance contract, or separate account.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-888-777-0535.

** Inception date is April 30, 2012.

***  The Barclays U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Holdings By Sector	% of Net Assets
Exchange Traded Funds	97.3%
Short-Term Investments	2.4%
Other, Cash & Cash Equivalents	0.3%
100.0%
Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

BCM Decathlon Conservative Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2012

	Shares		Value

		EXCHANGE TRADED FUNDS - 97.8%
		ASSET ALLOCATION FUND - 9.8%
	4,455	CurrencyShares Australian Dollar Trust	$ 463,988

		DEBT FUNDS - 58.5%
	4,026	iShares Barclays Government/Credit Bond Fund	462,467
	4,130	iShares Barclays Intermediate Credit Bond Fund	459,628
	3,745	iShares Barclays TIPS Bond Fund	454,680
	4,098	iShares Core Total US Bond Market ETF	455,247
	3,783	iShares JPMorgan USD Emerging Markets Bond Fund	464,552
	11,596	iShares S&P US Preferred Stock Index Fund	459,434
			2,756,008
		EQUITY FUND - 29.5%
	5,921	iShares Cohen & Steers Realty Majors Index Fund	465,035
	6,204	iShares Dow Jones US Consumer Goods Sector Index Fund	463,935
	6,306	iShares S&P Global Consumer Staples Sector Index Fund	464,311
			1,393,281

		TOTAL EXCHANGE TRADED FUNDS (Cost $4,612,527)	4,613,277

		SHORT-TERM INVESTMENT - 16.1%
	757,443	Fidelity Institutional Money Market Portfolio, 0.01%*
		(Cost $757,443)	757,443

		TOTAL INVESTMENTS - 113.9% (Cost $5,369,970) (a)	$ 5,370,720
		LIABILITIES IN EXCESS OF OTHER ASSETS - (13.9)%	(654,467)
		TOTAL NET ASSETS - 100.0%	$ 4,716,253

*	Money Market Fund; interest rate reflects effective yield on December 31, 2012.
(a)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $5,370,156 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 10,347
		Unrealized depreciation:	(9,783)
		Net unrealized appreciation:	$ 564

The accompanying notes are an integral part of these financial statements.

BCM Decathlon Moderate Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2012

	Shares		Value

		EXCHANGE TRADED FUNDS - 90.1%
		DEBT FUNDS - 35.8%
	4,813	iShares Barclays Government/Credit Bond Fund	$ 552,869
	4,998	iShares Core Total US Bond Market ETF	555,228
	4,459	iShares JPMorgan USD Emerging Markets Bond Fund	547,565
	14,030	iShares S&P US Preferred Stock Index Fund	555,869
			2,211,531
		EQUITY FUNDS - 54.3%
	7,079	iShares Cohen & Steers Realty Majors Index Fund	555,984
	6,400	iShares Dow Jones US Consumer Services Sector Index Fund	555,520
	8,583	iShares Dow Jones US Real Estate Index Fund	555,492
	7,417	iShares Dow Jones US Consumer Goods Sector Index Fund	554,643
	37,807	iShares MSCI Malaysia Index Fund	572,020
	8,856	iShares Russell Midcap Growth Index Fund	556,157
			3,349,816

		TOTAL EXCHANGE TRADED FUNDS (Cost $5,529,047)	5,561,347

		SHORT-TERM INVESTMENT - 12.7%
	783,599	Fidelity Institutional Money Market Portfolio, 0.01%*
		(Cost $783,599)	783,599

		TOTAL INVESTMENTS - 102.8% (Cost $6,312,646) (a)	$ 6,344,946
		LIABILITIES IN EXCESS OF OTHER ASSETS - (2.8)%	(174,269)
		TOTAL NET ASSETS - 100.0%	$ 6,170,677

*	Money Market Fund; interest rate reflects effective yield on December 31, 2012.
(a)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $6,312,995 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 43,009
		Unrealized depreciation:	(11,058)
		Net unrealized appreciation:	$ 31,951

The accompanying notes are an integral part of these financial statements.

BCM Decathlon Aggressive Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2012

	Shares		Value

		EXCHANGE TRADED FUNDS - 97.3%
		DEBT FUNDS - 9.5%
	2,606	iShares JPMorgan USD Emerging Markets Bond Fund	$ 320,017

		EQUITY FUNDS - 87.8%
	4,135	iShares Cohen & Steers Realty Majors Index Fund	324,763
	3,747	iShares Dow Jones US Consumer Services Sector Index Fund	325,240
	5,014	iShares Dow Jones US Real Estate Index Fund	324,506
	3,723	iShares Dow Jones US Utilities Sector Index Fund	321,519
	13,106	iShares MSCI Australia Index Fund	329,485
	5,937	iShares MSCI Brazil Index Fund	332,828
	10,938	iShares MSCI Sweden Index Fund	330,327
	22,084	iShares MSCI Malaysia Index Fund	334,131
	7,839	SPDR Dow Jones International Real Estate ETF	324,143
			2,946,942

		TOTAL EXCHANGE TRADED FUNDS (Cost $3,218,128)	3,266,959

		SHORT-TERM INVESTMENT - 2.4%
	80,080	Fidelity Institutional Money Market Portfolio, 0.01%*	80,080
		(Cost $80,080)

		TOTAL INVESTMENTS - 99.7% (Cost $3,298,208) (a)	$ 3,347,039
		OTHER ASSETS IN EXCESS OF LIABILITES - 0.3%	10,128
		TOTAL NET ASSETS - 100.0%	$ 3,357,167

*	Money Market Fund; interest rate reflects effective yield on December 31, 2012.
(a)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $3,298,396 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 51,080
		Unrealized depreciation:	(2,437)
		Net unrealized appreciation:	$ 48,643

The accompanying notes are an integral part of these financial statements.

BCM DECATHLON PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2012

	BCM Decathlon	BCM Decathlon	BCM Decathlon
	Conservative	Moderate	Aggressive
ASSETS
Investment securities:
At cost	$ 5,369,970	$ 6,312,646	$ 3,298,208
At value	$ 5,370,720	$ 6,344,946	$ 3,347,039
Receivable for Fund shares sold	14,355	488,157	-
Dividends and interest receivable	6,426	6,668	14,370
Other assets	1,576	1,576	1,576
TOTAL ASSETS	5,393,077	6,841,347	3,362,985

LIABILITIES
Payable for investments purchased	669,614	662,144	-
Investment advisory fees payable	3,699	4,226	2,876
Payable for Fund shares repurchased	-	-	41
Fees payable to other affiliates	1,801	2,190	1,495
Distribution (12b-1) fees payable	855	1,055	703
Service fees payable	855	1,055	703
TOTAL LIABILITIES	676,824	670,670	5,818
NET ASSETS	$ 4,716,253	$ 6,170,677	$ 3,357,167

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 4,706,709	$ 6,105,541	$ 3,284,265
Accumulated net investment income	5,131	13,337	29,816
Accumulated net realized gain/(loss) from investment transactions	3,663	19,499	(5,745)
Net unrealized appreciation on investments	750	32,300	48,831
NET ASSETS	$ 4,716,253	$ 6,170,677	$ 3,357,167

Net Asset Value Per Share:
Class 2 Shares:
Net Assets	$ 4,716,253	$ 6,170,677	$ 3,357,167
Shares of beneficial interest outstanding	464,110	597,146	320,827
Net asset value (Net Assets ÷ Shares Outstanding),
offering price and redemption price per share	$ 10.16	$ 10.33	$ 10.46

The accompanying notes are an integral part of these financial statements.

BCM DECATHLON PORTFOLIOS
STATEMENTS OF OPERATIONS
For the Period Ended December 31, 2012

	BCM Decathlon	BCM Decathlon	BCM Decathlon
INVESTMENT INCOME	Conservative*	Moderate*	Aggressive*
Dividends	$ 35,951	$ 46,611	$ 40,389
Interest	195	216	142
TOTAL INVESTMENT INCOME	36,146	46,827	40,531

EXPENSES
Investment advisory fees	15,608	16,716	12,245
Distribution (12b-1) fees, Class 2 shares	4,107	4,399	3,222
Administrative services fees	8,240	8,807	6,475
Service fees	4,107	4,399	3,222
TOTAL EXPENSES	32,062	34,321	25,164

Less: Fees waived by the Advisor	(107)	(117)	(129)

NET EXPENSES	31,955	34,204	25,035
NET INVESTMENT INCOME	4,191	12,623	15,496

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from security transactions	3,539	19,346	7,996
Distributions of long term capital gains from underlying investment companies	124	153	-
Net change in unrealized appreciation on investments	750	32,300	48,831
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	4,413	51,799	56,827

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$ 8,604	$ 64,422	$ 72,323

*Commencement of Operations on April 30, 2012.

The accompanying notes are an integral part of these financial statements.

BCM DECATHLON PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS

	BCM Decathlon	BCM Decathlon	BCM Decathlon
	Conservative	Moderate	Aggressive
	For the	For the	For the
	Period Ended	Period Ended	Period Ended
	December 31,	December 31,	December 31,
	2012*	2012*	2012*
FROM OPERATIONS
Net investment income	$ 4,191	$ 12,623	$ 15,496
Net realized gain from security transactions	3,539	19,346	7,996
Distributions of long term capital gains from underlying investment companies	124	153	-
Net change in unrealized appreciation on investments	750	32,300	48,831
Net increase in net assets resulting from operations	8,604	64,422	72,323

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class 2	4,745,128	6,107,059	3,285,115
Cost of Shares Redeemed
Class 2	(37,479)	(804)	(271)
Net increase in net assets from shares of beneficial interest	4,707,649	6,106,255	3,284,844

TOTAL INCREASE IN NET ASSETS	4,716,253	6,170,677	3,357,167

NET ASSETS
Beginning of Period	-	-	-
End of Period *	$ 4,716,253	$ 6,170,677	$ 3,357,167
*Includes accumulated net investment income of:	$ 5,131	$ 13,337	$ 29,816

SHARE ACTIVITY
Class 2:
Shares Sold	467,762	597,224	320,853
Shares Redeemed	(3,652)	(78)	(26)
Net increase in shares of beneficial interest outstanding	464,110	597,146	320,827

*Commencement of Operations on April 30, 2012.

The accompanying notes are an integral part of these financial statements.

BCM Decathlon Conservative Portfolio
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class 2
For the Period
Ended
December 31, 2012 (1)
Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment income (2)(5)	0.02
Net realized and unrealized
gain on investments	0.14
Total from investment operations	0.16

Net asset value, end of period	$ 10.16

Total return (3)	1.60%

Net assets, at end of period (000s)	$ 4,716

Ratio of gross expenses to average
net assets (4)(7)	1.95%
Ratio of net expenses to average
net assets (4)(7)	1.95%
Ratio of net investment income
to average net assets (4)(5)(7)	0.25%

Portfolio Turnover Rate (6)	611%

(1)	Class 2 shares commenced operations April 30, 2012.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(4) Annualized.
(5)	Recognition of net income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(6) Not annualized.
(7)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

BCM Decathlon Moderate Portfolio
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class 2
For the Period
Ended
December 31, 2012 (1)
Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment income (2)(5)	0.04
Net realized and unrealized
gain on investments	0.29
Total from investment operations	0.33

Net asset value, end of period	$ 10.33

Total return (3)	3.30%

Net assets, at end of period (000s)	$ 6,171

Ratio of gross expenses to average
net assets (4)(7)	1.95%
Ratio of net expenses to average
net assets (4)(7)	1.95%
Ratio of net investment income
to average net assets (4)(5)(7)	0.71%

Portfolio Turnover Rate (6)	548%

(1)	Class 2 shares commenced operations April 30, 2012.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(4) Annualized.
(5)	Recognition of net income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(6) Not annualized.
(7)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

BCM Decathlon Aggressive Portfolio
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class 2
For the Period
Ended
December 31, 2012 (1)
Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment income (2)(5)	0.08
Net realized and unrealized
gain on investments	0.38
Total from investment operations	0.46

Net asset value, end of period	$ 10.46

Total return (3)	4.60%

Net assets, at end of period (000s)	$ 3,357

Ratio of gross expenses to average
net assets (4)(7)	1.95%
Ratio of net expenses to average
net assets (4)(7)	1.95%
Ratio of net investment income
to average net assets (4)(5)(7)	1.19%

Portfolio Turnover Rate (6)	637%

(1)	Class 2 shares commenced operations April 30, 2012.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(4) Annualized.
(5)	Recognition of net income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(6) Not annualized.
(7)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

BCM Decathlon Portfolios

NOTES TO FINANCIAL STATEMENTS

December 31, 2012

1.

ORGANIZATION

The BCM Decathlon Portfolios (each a “Portfolio”, collectively the “Portfolios”) is comprised of three different actively managed portfolios. Each Portfolio is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Portfolios are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of each portfolio is as follows:

Portfolio	Primary Objective
Aggressive Portfolio	Income and capital appreciation.
Conservative Portfolio	Income and capital appreciation.
Moderate Portfolio	Income and capital appreciation.

The Aggressive Portfolio, Conservative Portfolio and Moderate Portfolio currently offer one class of shares: Class 2 Shares.  Class 2 shares are offered at net asset value.  The Portfolios commenced operations on April 30, 2012.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Financial futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing

BCM Decathlon Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Each Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

BCM Decathlon Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

Valuation of Fund of Funds - The Portfolios may invest in portfolios of open-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2012 for each Portfolio’s investments measured at fair value:

Conservative Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds:
Asset Allocation Funds	$ 463,988	$ -	$ -	$ 463,988
Debt Funds	2,756,008	-	-	2,756,008
Equity Funds	1,393,281	-	-	1,393,281
Short-Term Investments	757,443	-	-	757,443
Total	$ 5,370,720	$ -	$ -	$ 5,370,720

BCM Decathlon Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

Moderate Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds:
Debt Funds	$ 2,211,531	$ -	$ -	$ 2,211,531
Equity Funds	3,349,816	-	-	3,349,816
Short-Term Investments	783,599	-	-	783,599
Total	$ 6,344,946	$ -	$ -	$ 6,344,946
Aggressive Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds:
Debt Funds	$ 320,017	$ -	$ -	$ 320,017
Equity Funds	2,946,942	-	-	2,946,942
Short-Term Investments	80,080	-	-	80,080
Total	$ 3,347,039	$ -	$ -	$ 3,347,039

The Portfolios did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 or Level 2 during the current period presented. It is the Portfolios’ policy to record transfers into or out of Level 1 or Level 2 at the end of the period.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income and distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

Federal income tax – It is each Portfolio’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management reviewed the tax positions during the open tax year ended December 31, 2012 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax position. Each Portfolio identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Portfolios make significant investments; however, the Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

BCM Decathlon Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific Portfolio are charged to that Portfolio.  Expenses, which are not readily identifiable to a specific Portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred.  However, based on experience, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended December 31, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

Portfolio	Purchases	Sales
Conservative Portfolio	$ 20,273,184	$ 15,664,197
Moderate Portfolio	20,628,559	15,118,858
Aggressive Portfolio	15,625,486	12,415,355

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Portfolios are overseen by the Board, which is responsible for the overall management of the Portfolios. Beaumont Capital Management (‘BCM”) serves as the Portfolios’ Investment Advisor (the “Advisor”). The Portfolios have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent services and custody administration services. A Trustee and certain officers of the Portfolios are also officers of GFS, and are not paid any fees directly by the Portfolios for serving in such capacities.

Pursuant to an Advisory Agreement with the Portfolios, the Advisor, under the oversight of the Board, directs the daily investment operations of the Portfolios and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Portfolios pay the Advisor a management fee, computed on average daily net assets and accrued daily and paid monthly, at an annual rate of 0.95% of each Portfolio’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until April 30, 2013, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding taxes, leverage interest brokerage

BCM Decathlon Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation not incurred in the ordinary course of the Portfolio’s business) do not exceed 1.95% per annum of the BCM Decathlon Conservative Portfolio’s daily net assets for Class 2 shares, 1.95% per annum of the BCM Decathlon Moderate Portfolio’s daily net assets for Class 2 shares, and 1.95% per annum of the BCM Decathlon Aggressive Portfolio’s daily net assets for Class 2 shares respectively.

If the advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and any Portfolios’ operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Portfolio(s) provided that such reimbursement does not cause the Portfolio’s operating expense to exceed the respective expense limitation. If any Portfolio’s operating expenses subsequently exceed the respective expense limitation, the reimbursement for such Portfolio(s) shall be suspended. The advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

During the year ended December 31, 2012, the Advisory fees waived were as follows:

Portfolio	2012
Conservative Portfolio	$107
Moderate Portfolio	117
Aggressive Portfolio	129

The Portfolios have adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the sale and distribution of Class 2 shares. The fee is calculated at an annual rate of 0.25%, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution related activities and/or maintenance of each Portfolio’s shareholder accounts, not otherwise required to be provided by the Advisor.

The Distributor acts as the Portfolios’ principal underwriter in a continuous public offering of the Portfolios’ Class 2 shares and is an affiliate of GFS.

Effective April 1, 2012, with the approval of the Board the Portfolios pays its pro rata share of a total fee of $3,500 per quarter for the Northern Lights Variable Trust to each Trustee who is not affiliated with the Trust or Adviser.  The Portfolios pays the chairperson of the audit committee its pro-rata share of an additional $500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to the terms of an administrative servicing agreement with GFS, each Portfolio pays to GFS a monthly fee for all operating expenses of the Portfolio, which is calculated by each Portfolio on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expense and Custody Fees. The approved entities may be affiliates of GFS. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Portfolios.

BCM Decathlon Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

In addition, certain affiliates of GFS provide ancillary services to the Portfolios as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Portfolios.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis. For the provision of these services, GemCom receives customary fees from the Portfolios.

5. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a) 9 of the Act. As of December 31, 2012, ownership percentages of the voting securities of each Portfolio that may be deemed to control each Portfolio was as follows:

Aggressive Portfolio

Jefferson National Life Insurance Company	100%

Conservative Portfolio

Jefferson National Life Insurance Company	100%

Moderate Portfolio

Jefferson National Life Insurance Company	100%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially

6. TAX COMPONENTS OF CAPITAL

As of December 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Post October	Unrealized	Total
	Ordinary	Long-Term	Carry	& Late Year	Appreciation/	Accumulated
	Income	Gains	Forwards	Losses	(Depreciation)	Earnings/(Deficits)
Conservative Portfolio	$ 36,512	$ -	$ -	$ (27,532)	$ 564	$ 9,544
Moderate Portfolio	33,032	153	-	-	31,951	65,136
Aggressive Portfolio	29,816	-	(1,923)	(3,634)	48,643	72,902

The difference between book basis and tax basis net unrealized appreciation of investments, undistributed ordinary income and undistributed long-term gains is primarily attributable to the tax deferral of losses on wash sales and the tax treatment of short-term capital gains.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The following Funds incurred and elected to defer such capital losses as follows:

Capital
Losses
Conservative Portfolio	$ 27,532
Aggressive Portfolio	3,634

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds.  The Act provides unlimited carryover on future capital losses.  At December 31, 2012, the following Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Short-Term	Long-Term	Total	Expiration
Aggressive Portfolio	$ 1,923	$ -	$ 1,923	Non-Expiring

Permanent book and tax differences, primarily attributable to non-deductible offering costs, resulted in reclassification for the period ended December 31, 2012, as follows:

	Paid in	Undistributed Net	Accumulated Net Realized
	Capital	Investment Income	Gain/(Loss) from Investment
Conservative Portfolio	$ (940)	$ 940	$ -
Moderate Portfolio	(714)	714	-
Aggressive Portfolio	(579)	14,320	(13,741)

7. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Portfolios’ financial statements.

8. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Portfolios currently invest a portion of their assets in the Fidelity Money Market Portfolio.  The Portfolios may redeem their investments from the Fidelity Money Market Portfolio at any time if the Advisor determines that it is in the best interest of the Portfolio and its shareholders to do so.

The performance of the Portfolios may be directly affected by the performance of the Fidelity Money Market Portfolio.  The financial statements of the Fidelity Money Market Portfolio, including the portfolio of investments, can be found at Fidelity’s website www.fidelity.com or the Security and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Portfolio’s financial statements.  As of December 31, 2012 the percentage of net assets invested in the Fidelity Money Market Portfolio was 16.1%, 12.7% and 2.4% for the Conservative, Moderate, and Aggressive Portfolios, respectively.

BCM Decathlon Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

9. SUBSEQUENT EVENTS

The Portfolios are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Portfolios are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees

Northern Lights Variable Trust and

Shareholders of

BCM Decathlon Portfolios

We have audited the accompanying statements of assets and liabilities of Decathlon Conservative Portfolio, Decathlon Moderate Portfolio and Decathlon Aggressive Portfolio, each a portfolio of Northern Lights Variable Trust (the “Trust”), including the portfolio of investments, as of December 31, 2012, and the related statements of operations, the statements of changes in net assets and the financial highlights for the period April 30, 2012 (commencement of operations) through December 31, 2012. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of Decathlon Conservative Portfolio, Decathlon Moderate Portfolio and Decathlon Aggressive Portfolio as of December 31, 2012, and the related statements of operations, the statements of changes in net assets and the financial highlights for the period April 30, 2012 through December 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

February 22, 2013

BCM Decathlon Portfolios

EXPENSE EXAMPLES

December 31, 2012 (Unaudited)

As a shareholder of the BCM Decathlon Portfolios, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the BCM Decathlon Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2012 through December 31, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Power Income Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Fund’s	Beginning	Ending	Expenses Paid
	Annualized Expense	Account Value	Account Value	During Period *
Actual	Ratio	7/1/2012	12/31/2012	7/1/2012 – 12/31/2012
Class 2
Conservative	1.95%	$1,000.00	$1,008.90	$9.85
Moderate	1.95%	$1,000.00	$1,022.80	$9.92
Aggressive	1.95%	$1,000.00	$1,031.60	$9.96

	Fund’s	Beginning	Ending	Expenses Paid
Hypothetical	Annualized Expense	Account Value	Account Value	During Period *
(5% return before expenses)	Ratio	7/1/2012	12/31/2012	7/1/2012 – 12/31/2012
Class 2
Conservative	1.95%	$1,000.00	$1,015.33	$9.88
Moderate	1.95%	$1,000.00	$1,015.33	$9.88
Aggressive	1.95%	$1,000.00	$1,015.33	$9.88

*    Expenses are equal to the Fund’s annualized expense ratio multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

BCM Decathlon Portfolios

SUPPLEMENTAL INFORMATION (Unaudited)

 December 31, 2012

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day‐to‐day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Anthony J. Hertl Born in 1950	Trustee Since 2006	Consultant to small and emerging businesses (since 2000).	94

AdvisorOne Funds (11 portfolios) (since 2004); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007- February 2011), Global Real Estate Fund (2008-2011), The World Funds Trust (since 2010) and Northern Lights Fund Trust (since 2005)

Gary W. Lanzen Born in 1954	Trustee Since 2006	President, Orizon Investment Counsel, Inc. (2000-2006); Chief Investment Officer (2000 -2010); Founder and Partner, Orizon Group, Inc. (a financial services company) (2000-2006).	94	AdvisorOne Funds (11 portfolios) (since 2003); Ladenburg Thalmann Alternative Strategies Fund (2010-2011); Northern Lights Fund Trust (since 2005)
Mark H. Taylor Born in 1964	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Former member of the AICPA Auditing Standards Board, AICPA ( 2008-2011).	101

Ladenburg Thalmann Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc.  (LFTAX) (Director and Audit Committee Chairman) (2007-2012); NLFT III (since February 2012); Northern Lights Fund Trust (since 2007)

John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	101	Northern Lights Fund Trust (since 2011); NLFT III (since February 2012); Ladenburg Thalmann Alternative Strategies Fund (since 2012)

BCM Decathlon Portfolios

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

 December 31, 2012

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Michael Miola*** Born in 1952	Trustee Since 2006	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Adviser Services, LLC, CLS Investments, LLC, GemCom, LLC and Northern Lights Compliance Services, LLC (since 2003); Director of Constellation Trust Company (since 2004)..	94	AdvisorOne Funds (11 portfolios) (2003-2012); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Northern Lights Fund Trust (since 2006)
Andrew Rogers 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	President Since 2006

Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004 - 2011).

			N/A	N/A
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, GemCom, LLC (since 2004).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Secretary Since 2011

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A

BCM Decathlon Portfolios

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

 December 31, 2012

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Emile R. Molineaux Born in 1962	Chief Compliance Officer Since 2011

Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC (2004 - June 2012); Secretary and CCO, Northern Lights Compliance Services, LLC;  (2003-2011); In-house Counsel, The Dreyfus Funds (1999 – 2003).

			N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

** The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Portfolio’s Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-888-777-0535.

12/31/12-NLVT-V4

BCM Decathlon Portfolios

SUPPLEMENTAL INFORMATION

December 31, 2012 (Unaudited)

Approval of Advisory Agreement –BCM Decathlon Aggressive Portfolio, BCM Decathlon Moderate Portfolio and BCM Decathlon Conservative Portfolio

In connection with the regular meeting held on February 22, 2012, the Board of Trustees (the “Board”) of the Northern Lights Variable Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Beaumont Financial Partners, LLC (“Beaumont” or the “Adviser”) and the Trust, on behalf of BCM Decathlon Aggressive Portfolio, BCM Decathlon Moderate Portfolio and BCM Decathlon Conservative Portfolio (each a “Portfolio”, collectively referred to as the “BCM Portfolios”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the modeled investment performance of the Adviser’s investment strategy and appropriate indices with respect to the modeled performance; (b) the resources available with respect to compliance with the Portfolio’s investment policies and restrictions and with policies on personal securities transactions; (c) the overall organization of the Adviser; (d) comparative fee information against a peer group of similarly managed mutual funds; and (de) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  The Board reviewed the financial statements information of Beaumont, and information about other resources, including personnel, of the firm.  The Board discussed the history of the firm and the background and experience of its fund management personnel.  The Trustees, including the Independent Trustees, concluded that Beaumont has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because the BCM Portfolios had not yet commenced operations, the Trustees could not consider the Portfolios’ investment performance.  However, the Board, including the Independent Trustees, considered back-tested past performance of the AIM Decathlon Indices compared to various benchmarks.  The Board concluded that the Adviser has the potential to deliver reasonable performance.

Fees and Expenses.  The Board noted that the Adviser proposed to charge the following annual advisory fees based on the average net assets of the applicable Portfolio:

Fund

Annual Advisory Fee

BCM Conservative

0.95%

BCM Moderate

0.95%

BCM Aggressive

0.95%

BCM Decathlon Portfolios

SUPPLEMENTAL INFORMATION (Continued)

December 31, 2012 (Unaudited)

The Trustees further noted that Beaumont has agreed to enter into expense limitation agreements with the Trust to limit the expense ratio for each Portfolio to 1.95% for the first 2 years of operations.  Beaumont also provided comparative fee information for separate accounts it manages and a peer group of other similar mutual funds.  The Trustees noted that the initial management fee and expense ratio are higher than the average, but within the range of fees charged by other funds in the peer group.  Furthermore, the management fees charged are lower than the Adviser’s direct separate accounts it currently manages.  The Trustees concluded that each of the BCM Portfolio’s advisory fees, as well as its overall expense ratio, was reasonable.

Economies of Scale.  The Board considered whether economies of scale will emerge with respect to the management of the BCM Portfolios and whether potential exists for realization of any further economies of scale.  The Trustees noted that the Adviser has agreed a breakpoint reduction to 0.85% will be appropriate once the Portfolios reach economies of scale.  After discussion, it was the consensus of the Board, including the Independent Trustees,  that based on the anticipated size of each BCM Portfolio for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration at this time.

Profitability.  The Board considered the anticipated profits to be realized by the Adviser in connection with the operation of the BCM Portfolios, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the BCM Portfolios.  They also considered that 12b-1 fees ; however, the Board noted that the Adviser expects that  all 12b-1 fees will be paid  to insurance platforms or used for other marketing or distribution costs.  The Trustees, including the Independent Trustees, concluded that because of the BCM Portfolios’ expense limitation agreements and expected asset levels, the Board was satisfied that the Adviser’s level of profitability from its relationship with BCM Portfolios would not be excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement with Beaumont, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, approved such Advisory Agreement.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Portfolios.

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Variable Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-777-0535 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-777-0535.

INVESTMENT ADVISOR

Beaumont Financial Partners, LLC
D.B.A. BFP Capital Management

20 Walnut Street

Wellesley Hills, MA  02481

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive Suite 110.

Hauppauge, NY 11788

LEGAL COUNSEL

Thompson Hine, LLP

41 South High Street, Suite 1700

Columbus, OH 43215

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The board of directors of the fund has determined that Mark Taylor and Anthony Hertl are independent audit committee financial experts.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FYE 2012 - $37,500

(b)

Audit-Related Fees

FYE 2012 - None

(c)

Tax Fees

FYE 2012 - $7,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

FYE 2012 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2012

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2012 - $7,500

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/11/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

3/11/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/11/13